Shareholders' Equity (Share Repurchases, Cumberland Emerging Technologies and Cumberland Foundation Narrative) (Details) - USD ($)		1 Months Ended		12 Months Ended
	Nov. 27, 2019	Apr. 30, 2019	Apr. 30, 2014	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	May 31, 2010
Equity, Class of Treasury Stock [Line Items]
Repurchase of common shares, value				$ 3,486,835	$ 2,877,935	$ 3,719,890
Amount available under current repurchase program				8,000,000.0
Exercise of options and related tax benefit		$ 1,000,000
Payments to acquire interest in subsidiaries			$ 300,000
Loans Forgiven in Exchange For Share Issued, Amount			$ 700,000
Charitable contribution of shares, shares					50,000
Committed cash contributions				50,000
Vesting of common stock				$ 862,200
HongKong WinHealth Pharma Group Co. Limited
Equity, Class of Treasury Stock [Line Items]
Investment in CET		1,000,000.0
Gloria Pharmaceuticals
Equity, Class of Treasury Stock [Line Items]
Exchange for consideration, amount		$ 800,000
Nordic
Equity, Class of Treasury Stock [Line Items]
Vesting of common stock, shares	180,000
Vesting of common stock	$ 900,000
Common stock
Equity, Class of Treasury Stock [Line Items]
Repurchase of common shares, shares				623,478	443,041	547,376
Repurchase of common shares, value				$ 3,486,835	$ 2,877,935	$ 3,719,890
Vesting of common stock, shares				180,000
Vesting of common stock				$ 862,200
Shares Repurchase, All, Except Settlement of Tax Liabilities Related to Exercise of Stock Options
Equity, Class of Treasury Stock [Line Items]
Repurchase of common shares, shares				623,478	443,041	547,376
Repurchase of common shares, value				$ 3,500,000	$ 2,900,000	$ 3,700,000
Share Repurchase Program Authorized in 2010
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, number of shares authorized to be repurchased							$ 10,000,000